Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	Aberdeen Standard Investments ETFs
Entity Central Index Key	0001597934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	May 01, 2019
Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	BEI
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	BCD
Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	AGRI
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	BCI
Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Prospectus [Line Items]
Trading Symbol	AOIL